Derivative and Hedging Activities - Fair Value of Recurring Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	$ 130	$ 282
Commodity contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	174	422
Derivative liability	(44)	(147)
Energy related derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	130	282
Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset		7
Total derivatives	0	7
Fair value, inputs, level 1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	0	0
Fair value, inputs, level 1 | Commodity contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Fair value, inputs, level 1 | Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset		0
Fair value, inputs, level 2
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	118	188
Fair value, inputs, level 2 | Commodity contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	160	319
Derivative liability	(42)	(131)
Fair value, inputs, level 2 | Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset		0
Fair value, inputs, level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total derivatives	12	94
Fair value, inputs, level 3 | Commodity contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset	14	103
Derivative liability	(2)	(16)
Total derivatives	12	87	$ (15)
Fair value, inputs, level 3 | Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset		7
Total derivatives	$ 0	$ 7	$ 0